Income Taxes (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Inventory	$ 5,860	$ 6,509
Allowance for doubtful accounts	2,342	2,255
Unused investment tax credits	4,665	6,017
Unused loss carryforward-regular tax	29,369	28,098
Unused loss carryforward-undistributed earnings tax	11,223	10,229
Other	1,604	1,845
Total gross deferred tax assets	55,063	54,953
Less: valuation allowance	(40,966)	(38,347)	(44,995)	(44,825)
Net deferred tax assets	14,097	16,606
Deferred tax liabilities:
Unrealized foreign exchange gain	(2,193)	(49)
Advanced share-based compensation deductions	(1,600)	(2,032)
Prepaid pension cost	(414)	(396)
Acquired intangible assets	(1,806)	(2,180)
Other	(64)	(70)
Total gross deferred tax liabilities	(6,077)	(4,727)
Net deferred tax assets	$ 8,020	$ 11,879